Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail) - Performance rights [member]		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		12,538,581	9,993,081		13,339,621
Granted		9,500,000	2,112,167		1,624,499
Exercised		(6,816,947)	(500,000)		(4,606,173)
Other changes		(1,343,856)	0		(364,866)
Balance at end of the end fiscal year Number		13,877,778	12,538,581		9,993,081
Vested and exercisable		0	2,931,517		0
Unvested		13,877,778	8,673,731		9,993,081
Previously Reported [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		11,605,248
Balance at end of the end fiscal year Number			11,605,248
Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		404,770	226,414		339,621
Granted		0	178,356		0
Exercised		(304,770)	0		(113,207)
Other changes		0	0		0
Balance at end of the end fiscal year Number		100,000	404,770		226,414
Vested and exercisable		0	141,563		0
Unvested		100,000	263,207		226,414
Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		1,166,667	1,666,667		1,000,000
Granted		0	0		1,166,667
Exercised		(388,889)	(500,000)		(500,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		777,778	1,166,667		1,666,667
Vested and exercisable		0	0		0
Unvested		777,778	1,166,667		1,666,667
Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		3,600,000	3,600,000		6,000,000
Granted		3,600,000	0		0
Exercised		(2,400,000)	0		(2,400,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		4,800,000	3,600,000		3,600,000
Vested and exercisable		0	1,200,000		0
Unvested		4,800,000	2,400,000		3,600,000
Dr Frédéric Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		2,700,000	2,700,000		3,600,000
Granted		2,700,000	0		0
Exercised		(1,800,000)	0		(900,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		3,600,000	2,700,000		2,700,000
Vested and exercisable		0	900,000		0
Unvested		3,600,000	1,800,000		2,700,000
Ms Anne Anderson [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		0	0
Granted		0	0
Exercised		0	0
Other changes		0	0
Balance at end of the end fiscal year Number		0	0		0
Vested and exercisable		0	0
Unvested		0	0
Ms Lis Boyce [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		589,955	0		0
Granted		0	589,955		0
Exercised		(256,621)	0		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		333,334	589,955		0
Vested and exercisable		0	89,954		0
Unvested		333,334	500,001		0
Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		1,800,000	1,800,000		2,400,000
Granted		1,800,000	0		0
Exercised		(1,200,000)	0		(600,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		2,400,000	1,800,000		1,800,000
Vested and exercisable		0	600,000		0
Unvested		2,400,000	1,200,000		1,800,000
Dr Florian Vogl [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		1,343,856	0
Granted		0	1,343,856
Exercised		0	0
Other changes		(1,343,856)	0
Balance at end of the end fiscal year Number		0	1,343,856		0
Vested and exercisable		0	0
Unvested		0	1,343,856
Ms Lucy Turnbull A O [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number			0		0
Granted					457,832
Exercised					(92,966)
Other changes	[1]				(364,866)
Balance at end of the end fiscal year Number					0
Vested and exercisable					0
Unvested					0
Mr Christian Mueller [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number	[2]	933,333
Granted	[2]	1,400,000
Exercised	[2]	(466,667)
Other changes		0
Balance at end of the end fiscal year Number		1,866,666	933,333	[2]
Vested and exercisable		0
Unvested		1,866,666

[1]	The change during the year represents derecognition due to the cessation of the director’s position.
[2]	Performance rights held before being appointed as key management personnel